PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Depreciation of property and equipment	$ 6,406	$ 0	$ 15,917	$ 0
Percentage of reimbursement on construction cost	50.00%		50.00%		50.00%
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Construction in progress incurred cost	$ 5,368		$ 91,010